UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03894

T. Rowe Price Short-Term Bond Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
November 30, 2022
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TSDLX Short Duration Income
Fund –
.
TSIDX Short Duration Income
Fund–
.
I Class

T. ROWE PRICE Short Duration Income Fund
HIGHLIGHTS
The Short Duration Income Fund underperformed its benchmark and its Lipper peer group average during the six-month period ended November 30, 2022.
Shorter-maturity bond markets were adversely impacted by macro- and interest rate-driven volatility during the reporting period.
Relative to the benchmark, we continued to underweight investment-grade corporate bonds while diversifying the portfolio and adding yield by overweighting high yield corporate debt and taking out-of-benchmark positions in securitized sectors and emerging market debt.
Using the breadth and depth of our global research platform, we will look to selectively add to high-conviction positions as volatility creates attractive entry points.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Short Duration Income Fund
Market Commentary

Dear Shareholder
Global stock markets generally produced negative returns during the first half of your fund’s fiscal year, the six-month period ended November 30,
2022, while rising bond yields weighed on returns for fixed income investors.
Investors contended with tightening financial conditions and slowing economic and corporate earnings growth, but hopes that persistently high inflation might be easing helped spark a rally late in the period that partially offset earlier losses.
In the U.S., equity results were mixed. The Dow Jones Industrial Average recorded positive results and mid-cap growth stocks also performed well, while most other benchmarks finished in negative territory. The S&P 500
Index was modestly negative for the period, but results varied widely at the sector level, with industrials and energy shares delivering strong gains while communication services stocks struggled. Outside the U.S., most major country and regional benchmarks lost ground. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S. dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Elevated inflation remained a leading concern for investors throughout the period, although hopes that inflation may have peaked led to rallies during the summer and again in November. The October consumer price index report, which was released in mid-November, was better than expected and showed price increases easing from recent 40-year highs. However, the 7.7% year-over-
year increase in the headline inflation number remained well above the Fed’s
2% target.
In response to the high inflation readings, global central banks continued
to tighten monetary policy, and investors focused on communications from central bank officials on how high rates would have to go. The Federal Reserve delivered four historically large 75-basis-point (0.75 percentage point) rate hikes during the period, which lifted its short-term lending benchmark to a target range of 3.75% to 4.00% by early November, the highest level since 2008.
As our reporting period came to an end, Fed officials signaled that they were likely to dial back the pace of rate increases.
Bond yields increased considerably across the Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year U.S.
Treasury note climbing from 2.85% at the start of the period to 3.68% at the end of November. Significant inversions in the Treasury curve, which are often considered a warning sign of a coming recession, occurred during the period

T. ROWE PRICE Short Duration Income Fund

as shorter-maturity Treasuries experienced the largest yield increases. The sharp increase in yields led to generally negative results across the fixed income market as bond prices and yields move in opposite directions.
On a positive note, the U.S. jobs market remained resilient during the period, and overall economic growth turned positive in the third quarter after two slightly negative quarters. However, recession fears also grew as corporate earnings slowed and manufacturing gauges drifted toward contraction levels. In addition, the housing market began to weaken as mortgage rates climbed to the highest level in more than 20 years.
The past year has been a trying time for investors as few sectors remained untouched by the broad headwinds that markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, valuations have become more attractive across many market sectors during the downturn, which provides potential opportunities for selective investors focused on fundamentals.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Short Duration Income Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide income consistent with limited fluctuation in principal value and liquidity.
FUND COMMENTARY
How did the fund perform in the past six months?
The Short Duration Income Fund returned -2.14% in the six months ended
November 30, 2022. The fund underperformed its benchmark, the Bloomberg
1–3 Year U.S. Corporate Bond Index, as well as its Lipper peer group average.
(Returns for the I Class
shares will vary, reflecting a
different fee structure. Past
performance cannot guarantee
future results. )
What factors influenced the
fund’s performance?
Shorter-maturity bond
markets were adversely
impacted by macro- and
interest rate-driven volatility during the reporting period. Macroeconomic sentiment was mixed as hopes of slower Federal Reserve rate hikes supported risk assets before hawkish rhetoric, elevated inflation, and tightness in the labor market quelled expectations of capitulation from the Fed. While credit spreads on one- to three-year corporate bonds ended the period little changed, corporate bonds produced negative absolute returns as rising U.S.
Treasury yields dragged bond prices lower. (Credit spreads are a measure of the additional yield offered by bonds that have credit risk compared with U.S.
Treasuries with similar maturities.)
Treasuries declined in value over the reporting period. Front-end Treasury yields rose throughout most of the period as investors priced in a higher-
for-longer interest rate regime. However, economic data appeared to begin reflecting tighter financial conditions as the period progressed, which revitalized expectations for smaller rate hikes and sent yields on Treasury notes and bonds lower in November. The two-year Treasury yield began the period at
2.53%, reached 4.72% in early November, but ended the period at 4.38%.
PERFORMANCE COMPARISON
Six-Month Period Ended 11/30/22 Total Return
Short Duration Income Fund –
.
-2.14%
Short Duration Income Fund–
.
I  Class -2.09
Bloomberg 1–3 Year
U.S. Corporate Bond Index -1.07
Lipper Short Investment Grade Debt
Funds Average -1.37

T. ROWE PRICE Short Duration Income Fund

Sector allocations detracted from the fund’s relative performance in aggregate.
Out-of-benchmark allocations to securitized sectors weighed on relative results alongside volatility in the rates market. Our allocation to residential mortgage-backed securities was a prominent detractor, as rate volatility and challenged liquidity pushed the interest rate-sensitive sector’s spreads notably wider. Conversely, the fund’s allocation to investment-grade (IG) corporate bonds modestly aided relative results as we were able to opportunistically take advantage of volatility and credit spread widening during the period despite remaining underweight the sector.
In aggregate, interest rate management weighed on relative results. While yield curve positioning had a positive impact and the fund’s overall average duration was neutral to its benchmark, intra-period duration positioning tilted higher at multiple points and negatively impacted total performance. (Duration measures a bond’s or a bond fund’s sensitivity to changes in interest rates.)
Security selection among IG and high yield corporate bonds was constructive.
Bonds in the consumer noncyclical sector outperformed as periods of credit spread widening brought heightened demand for bonds with defensive characteristics.
In addition, while we are primarily a cash bond manager, we employ the limited use of derivatives in our strategy for hedging purposes. Derivatives may include futures and options, as well as credit default and interest rate swaps.
During the reporting period, our use of derivatives, particularly Treasury futures, detracted from absolute performance.
How is the fund positioned?
Relative to the benchmark, we continued to underweight IG corporate bonds while diversifying the portfolio and adding yield by overweighting high yield corporate debt and taking out-of-benchmark positions in securitized sectors and emerging markets (EM) debt. Corporate debt represented just above 40%
of net assets at the end of the reporting period. Bonds rated BBB, which our research analysts believe are often mispriced and offer attractive relative value, were a significant holding.
At the beginning of the period, we bolstered liquidity and reduced our credit risk exposure across securitized sectors, U.S. high yield, and IG corporates as the Fed turned hawkish and economic data showed further slowing and potential downside risks. As valuations and all-in yields (the total yield garnered from purchasing and holding a debt instrument, including coupon payments and new issue premiums) became increasingly attractive, we deployed some of this built-up liquidity to increase our allocation to
IG corporates. Within the asset class, we focused our additions on higher-

T. ROWE PRICE Short Duration Income Fund

quality bonds that were trading at valuations that were disconnected from fundamentals, in our view. In addition, we continued to hold out-of-
benchmark positions in EM corporate bonds to pick up a yield advantage over
IG corporate bonds.
Securitized sectors continued
to provide steady income
and diversification benefits.
We held out-of-benchmark
positions in securitized
sectors to capture a risk-
adjusted yield advantage
over IG corporate bonds
while also diversifying
risk positioning. However,
amid elevated liquidity
risk, we modestly reduced
our allocations to asset-
backed securities, residential
mortgage-backed securities,
and commercial mortgage-
backed securities. Ultimately,
we maintain a relatively
sanguine long-term view on
these sectors given supportive
fundamentals and credit
structures. The potential
for some reprieve in the
headwinds from rates over
the next year also makes
these sectors compelling to us
over a longer time horizon.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
* U.S. government agency securities are issued or
guaranteed by a U.S. government agency and may
include conventional pass-through securities and
collateralized mortgage obligations; unlike Treasuries,
government agency securities are not issued directly
by the U.S. government and are generally unrated but
may have credit support from the U.S. Treasury (e.g.,
FHLMC and FNMA issues) or a direct government
guarantee (e.g., GNMA issues). Therefore, this
category may include rated and unrated securities.
** U.S. Treasury securities are issued by the U.S.
Treasury and are backed by the full faith and credit
of the U.S. government. The ratings of U.S. Treasury
securities are derived from the ratings on the U.S.
government.
CREDIT QUALITY DIVERSIFICATION
Short Duration Income Fund

T. ROWE PRICE Short Duration Income Fund

Amid the hawkish shift in Fed rhetoric that occurred in the summer, we moved down to a roughly neutral average duration profile relative to the benchmark.
We remained cautious in terms of adding duration while questions remained about the Fed’s monetary policy tightening path, and the fund’s duration ended the period lower than it started as a result. Moving forward, we will continue to monitor changes in economic data and financial conditions to gauge opportunity and risk in our duration positioning.
What is portfolio management’s outlook?
While there are signs that inflationary pressures have peaked, the outlook remains uncertain amid continued monetary policy tightening, mounting downside growth risks, and elevated volatility in risk assets. Financial conditions have rapidly tightened this year, and recent economic data releases show that the economy has started to cool. Alongside signs of slowing economic growth, broader inflation pressures are rotating into parts of the economy where price increases are more likely to last, making the Fed’s job of containing price pressures even more challenging. The path of monetary policy will be driven by data that could cause volatility to remain elevated around future data releases, and interest rate volatility will likely continue to be a key driver for credit spreads.
Consumer savings rates have dipped below their pre-pandemic norms as consumers have used excess savings to cushion the impact of higher prices.
That said, many consumers and corporations have healthy reserves and limited leverage, which should help them navigate near-term inflationary pressures.
In this environment of heightened volatility, active management can play an even more instrumental role in achieving investor objectives. Our continued
goal is to provide high-quality, durable yield and income appropriate for a short-term bond strategy with modest credit and duration risk. Using the breadth and depth of our global research platform, we will look to selectively add to high-conviction positions as volatility creates attractive entry points.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Short Duration Income Fund

RISKS OF INVESTING IN FIXED INCOME SECURITIES
The value of investments held by the fund may decline, sometimes rapidly or unpredictably, due to factors affecting certain issuers, particular industries or sectors, or the overall markets. Rapid changes in interest rates may increase the fund’s overall exposure to interest rate risk. An issuer of a debt instrument held by the fund could default (fail to make scheduled interest or principal payments), potentially reducing the fund’s income and share price. Holdings rated below investment grade should be regarded as speculative because their issuers may be more susceptible to financial setbacks and recession than more creditworthy issuers (commonly referred to as “junk”). Investments in emerging markets are subject to the risk of abrupt and severe price declines.
BENCHMARK INFORMATION
Note: Bloomberg
®
and the Bloomberg 1–3 Year U.S. Corporate Bond Index are
service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg
Index Services Limited (“BISL”), the administrator of the index (collectively,
“Bloomberg”) and have been licensed for use for certain purposes by T. Rowe
Price. Bloomberg is not affiliated with T. Rowe Price, and Bloomberg does not approve, endorse, review, or recommend its products. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Copyright © 2022 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: Portions of the mutual fund information contained in this report were supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2022 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: © 2022, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED

T. ROWE PRICE Short Duration Income Fund

OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2022, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
("Content Providers") do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Short Duration Income Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
SHORT DURATION INCOME FUND
Note: Performance for the I Class share will vary due to its differing fee structure. See the
Average Annual Compound Total Return table.
*The Lipper Short Investment Grade Debt Funds Average is from 12/31/20.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 11/30/22 1 Year
Since
Inception
12/8/20
Short Duration Income Fund –
.
-5.42% -2.33%
Short Duration Income Fund–
.
I  Class -5.32 -2.23
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Short Duration Income Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Short Duration Income Fund 0.97%
Short Duration Income Fund–I Class 0.93
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Short Duration Income Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
SHORT DURATION INCOME FUND
Beginning
Account Value
6/1/22
Ending
Account Value
11/30/22
Expenses Paid
During Period*
6/1/22 to 11/30/22
Investor Class
Actual $1,000.00 $978.60 $1.98
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.06   2.03
I Class
Actual   1,000.00   979.10   1.49
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.56   1.52
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the Investor Class was 0.40%, and the
I Class was 0.30%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Short Duration Income Fund

QUARTER-END RETURNS
Periods Ended 9/30/22 1 Year
Since
Inception
12/8/20
Short Duration Income Fund –
.
-6.60% -2.88%
Short Duration Income Fund–
.
I  Class -6.50  -2.77
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
200
I Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how each class would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Short Duration Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
(1)
6 Months
. Ended
11/30/22
. . Year
Ended
5/31/22
12/8/20
(1)
Through
5/31/21
NET ASSET VALUE
Beginning of period $ 9.51 $ 10.05 $ 10.00
Investment activities
Net investment income
(2)(3)
0.13 0.17 0.07
Net realized and unrealized gain/loss (0.33) (0.53) 0.05
Total from investment activities (0.20) (0.36) 0.12
Distributions
Net investment income (0.13) (0.17) (0.07)
Net realized gain — (0.01) —
Total distributions (0.13) (0.18) (0.07)
NET ASSET VALUE
End of period $ 9.18 $ 9.51 $ 10.05
Ratios/Supplemental Data
Total return
(3)(4)
(2.14)% (3.64)% 1.21%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 1.07%
(5)
0.97% 1.32%
(5)
Net expenses after waivers/payments by Price Associates 0.40%
(5)
0.40% 0.40%
(5)
Net investment income 2.77%
(5)
1.72% 1.47%
(5)
Portfolio turnover rate 49.4% 60.1% 24.7%
Net assets, end of period (in thousands) $29,198 $31,100 $42,912
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Short Duration Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
6 Months
. Ended
11/30/22
. . Year
Ended
5/31/22
12/8/20
(1)
Through
5/31/21
NET ASSET VALUE
Beginning of period $ 9.51 $ 10.05 $ 10.00
Investment activities
Net investment income
(2)(3)
0.13 0.19 0.07
Net realized and unrealized gain/loss (0.33) (0.54) 0.06
Total from investment activities (0.20) (0.35) 0.13
Distributions
Net investment income (0.13) (0.18) (0.08)
Net realized gain — (0.01) —
Total distributions (0.13) (0.19) (0.08)
NET ASSET VALUE
End of period $ 9.18 $ 9.51 $ 10.05
Ratios/Supplemental Data
Total return
(3)(4)
(2.09)% (3.53)% 1.27%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0.98%
(5)
0.93% 1.49%
(5)
Net expenses after waivers/payments by Price Associates 0.30%
(5)
0.29% 0.29%
(5)
Net investment income 2.88%
(5)
1.98% 1.57%
(5)
Portfolio turnover rate 49.4% 60.1% 24.7%
Net assets, end of period (in thousands) $17,645 $17,250 $251
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Short Duration Income Fund
November 30, 2022 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 16.2%
Car Loan 6.1%
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class D
2.13%, 3/18/26  120 112
Avis Budget Rental Car Funding AESOP
Series 2018-1A, Class D
5.25%, 9/20/24  (1) 110 108
Carmax Auto Owner Trust
Series 2020-1, Class D
2.64%, 7/15/26  115 109
CarMax Auto Owner Trust
Series 2020-3, Class C
1.69%, 4/15/26  50 47
CarMax Auto Owner Trust
Series 2021-2, Class C
1.34%, 2/16/27  250 224
Drive Auto Receivables Trust
Series 2021-1, Class D
1.45%, 1/16/29  150 140
Exeter Automobile Receivables Trust
Series 2021-2A, Class C
0.98%, 6/15/26  75 71
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  45 42
Exeter Automobile Receivables Trust
Series 2022-64, Class A3
5.70%, 8/17/26  25 25
Ford Credit Auto Lease Trust
Series 2022-A, Class C
4.18%, 10/15/25  255 247
GM Financial Automobile Leasing Trust
Series 2021-1, Class D
1.01%, 7/21/25  140 134
GM Financial Automobile Leasing Trust
Series 2022-3, Class C
5.13%, 8/20/26  245 239
GM Financial Consumer Automobile Receivables Trust
Series 2020-3, Class C
1.37%, 1/16/26  30 28
GM Financial Consumer Automobile Receivables Trust
Series 2020-4, Class C
1.05%, 5/18/26  50 46
JPMorgan Chase Bank
Series 2021-2, Class D
1.138%, 12/26/28  (1) 115 109

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Santander Bank - SBCLN
Series 2021-1A, Class C
3.268%, 12/15/31  (1) 319 307
Santander Consumer Auto Receivables Trust
Series 2020-BA, Class C
1.29%, 4/15/26  (1) 100 96
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class D
1.57%, 1/15/27  (1) 100 90
Santander Consumer Auto Receivables Trust
Series 2021-CA, Class C
2.97%, 6/15/28  (1) 300 291
Santander Retail Auto Lease Trust
Series 2021-C, Class D
1.39%, 8/20/26  (1) 350 320
World Omni Auto Receivables Trust
Series 2020-C, Class C
1.39%, 5/17/27  85 79
2,864
Other Asset-Backed Securities 9.0%
Amur Equipment Finance Receivables XI
Series 2022-2A, Class A2
5.30%, 6/21/28  (1) 100 99
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/5/49  (1) 248 234
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 5.579%, 4/15/29  (1) 250 241
Blackbird Capital Aircraft Lease Securitization
Series 2016-1A, Class AA, STEP
2.487%, 12/16/41  (1) 64 59
CBAM
Series 2019-9A, Class B1, CLO, FRN
3M USD LIBOR + 1.90%, 5.979%, 2/12/30  (1) 250 244
Cedar Funding VII
Series 2018-7A, Class B, CLO, FRN
3M USD LIBOR + 1.40%, 5.643%, 1/20/31  (1) 250 239
DB Master Finance
Series 2019-1A, Class A2II
4.021%, 5/20/49  (1) 92 85
Elara HGV Timeshare Issuer
Series 2016-A, Class A
2.73%, 4/25/28  (1) 11 11
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34  (1) 81 75

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28  (1) 69 67
Hilton Grand Vacations Trust
Series 2019-AA, Class B
2.54%, 7/25/33  (1) 106 99
KKR
Series 29A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 5.279%, 1/15/32  (1) 250 245
Madison Park Funding XXIII
Series 2017-23A, Class AR, CLO, FRN
3M USD LIBOR + 0.97%, 5.328%, 7/27/31  (1) 250 245
Madison Park Funding XXXVII
Series 2019-37A, Class AR, CLO, FRN
3M USD LIBOR + 1.07%, 5.149%, 7/15/33  (1) 250 244
MVW
Series 2021-1WA, Class C
1.94%, 1/22/41  (1) 71 63
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34  (1) 81 78
OCP
Series 2014-7A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.12%, 5.363%, 7/20/29  (1) 281 277
OCP
Series 2017-13A, Class A2R, CLO, FRN
3M USD LIBOR + 1.55%, 5.629%, 7/15/30  (1) 250 241
Octagon Investment Partners
Series 2016-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.18%, 5.505%, 1/24/33  (1) 250 242
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28  (1) 57 54
Octane Receivables Trust
Series 2022-1A, Class B
4.90%, 5/22/28  (1) 150 144
Octane Receivables Trust
Series 2022-2A, Class A
5.11%, 2/22/28  (1) 100 99
Planet Fitness Master Issuer
Series 2018-1A, Class A2II
4.666%, 9/5/48  (1) 197 184
Sierra Timeshare Receivables Funding
Series 2021-1A, Class B
1.34%, 11/20/37  (1) 120 110
Sierra Timeshare Receivables Funding
Series 2021-1A, Class C
1.79%, 11/20/37  (1) 40 37

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Symphony Static I
Series 2021-1A, Class C, CLO, FRN
3M USD LIBOR + 1.85%, 6.208%, 10/25/29  (1) 250 234
Symphony XXIII
Series 2020-23A, Class AR, CLO, FRN
3M USD LIBOR + 1.02%, 5.099%, 1/15/34  (1) 250 244
Verizon Master Trust
Series 2021-1, Class A
0.50%, 5/20/27  15 14
4,208
Student Loan 1.1%
Navient Private Education Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68  (1) 78 70
Navient Private Education Refi Loan Trust
Series 2018-A, Class A2
3.19%, 2/18/42  (1) 12 11
Navient Private Education Refi Loan Trust
Series 2019-A, Class A2A
3.42%, 1/15/43  (1) 50 47
Navient Private Education Refi Loan Trust
Series 2019-D, Class A2A
3.01%, 12/15/59  (1) 101 92
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68  (1) 70 64
SMB Private Education Loan Trust
Series 2016-C, Class A2A
2.34%, 9/15/34  (1) 25 24
SMB Private Education Loan Trust
Series 2017-B, Class B
3.50%, 12/16/41  (1) 150 135
SMB Private Education Loan Trust
Series 2020-A, Class A2A
2.23%, 9/15/37  (1) 70 64
507
Total Asset-Backed Securities (Cost $8,001) 7,579
BANK LOANS 2.2% (2)
Consumer Non-Cyclical 0.9%
PetVet Care Centers, FRN, 1M USD LIBOR + 3.50%, 7.571%,
2/14/25  198 183
Surgery Center Holdings, FRN, 1M USD LIBOR + 3.75%, 7.63%,
8/31/26  251 246
429

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Insurance 0.9%
Asurion, FRN, 1M USD LIBOR + 3.00%, 7.071%, 11/3/24  252 241
HUB International, FRN, 1M USD LIBOR + 3.00%, 7.327%, 4/25/25  189 185
426
Technology 0.4%
Applied Systems, FRN, 1M USD LIBOR + 3.00%, 6.674%, 9/19/24  199 198
198
Total Bank Loans (Cost $1,085) 1,053
CORPORATE BONDS 35.5%
Banking 10.5%
Banco de Bogota, 6.25%, 5/12/26  200 192
Banco de Credito del Peru S.A., 4.25%, 4/1/23  200 199
Banco Santander, 2.746%, 5/28/25  200 188
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25  150 149
Bank of America, VR, 0.976%, 4/22/25  (3) 350 327
Bank of Ireland Group, 4.50%, 11/25/23  (1) 200 196
Bank of Montreal, Series H, 4.25%, 9/14/24  200 198
Barclays, VR, 5.304%, 8/9/26  (3) 200 196
Barclays, VR, 7.325%, 11/2/26  (3) 200 205
BBVA Bancomer, 4.375%, 4/10/24  150 148
Citigroup, VR, 0.981%, 5/1/25  (3) 150 140
Citigroup, VR, 4.14%, 5/24/25  (3) 105 103
Credit Suisse Group, VR, 2.997%, 12/14/23  (1)(3) 250 247
Danske Bank, 5.375%, 1/12/24  (1) 200 198
Goldman Sachs Group, 5.70%, 11/1/24  200 202
Goldman Sachs Group, VR, 1.757%, 1/24/25  (3) 175 166
HSBC Holdings, 4.25%, 3/14/24  200 196
Lloyds Banking Group, 4.50%, 11/4/24  200 194
Mitsubishi UFJ Financial Group, VR, 5.063%, 9/12/25  (3) 200 198
Morgan Stanley, VR, 0.731%, 4/5/24  (3) 210 206
NatWest Group, VR, 7.472%, 11/10/26  (3) 200 208
PNC Financial Services Group, VR, 5.671%, 10/28/25  (3) 135 136
Societe Generale, 2.625%, 10/16/24  (1) 200 188
UBS Group, VR, 4.488%, 5/12/26  (1)(3) 200 195
Wells Fargo, VR, 3.908%, 4/25/26  (3) 200 194
Wells Fargo, VR, 4.54%, 8/15/26  (3) 150 147
4,916
Basic Industry 1.9%
ArcelorMittal, 3.60%, 7/16/24  130 126
Celanese U.S. Holdings, 6.05%, 3/15/25  155 154
Celulosa Arauco y Constitucion, 4.50%, 8/1/24  200 197
Cia de Minas Buenaventura, 5.50%, 7/23/26  (1) 200 173

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Suzano Austria, 5.75%, 7/14/26  200 200
Westlake, 0.875%, 8/15/24  25 23
873
Brokerage Assetmanagers Exchanges 0.4%
LSEGA Financing, 1.375%, 4/6/26  (1) 200 176
176
Communications 2.6%
Axian Telecom, 7.375%, 2/16/27  200 176
CSC Holdings, 5.25%, 6/1/24  95 91
Magallanes, 3.428%, 3/15/24  (1) 150 145
Sable International Finance, 5.75%, 9/7/27  (1) 200 183
SBA Tower Trust, 6.599%, 1/15/28  (1) 115 115
Tower Bersama Infrastructure, 4.25%, 1/21/25  200 192
Townsquare Media, 6.875%, 2/1/26  (1) 165 153
Warnermedia Holdings, 3.755%, 3/15/27  (1) 155 141
1,196
Consumer Cyclical 4.6%
7-Eleven, 0.80%, 2/10/24  (1) 45 43
Daimler Trucks Finance North America, 1.625%, 12/13/24  (1) 170 158
Ford Motor Credit, 5.125%, 6/16/25  200 194
General Motors Financial, 1.05%, 3/8/24  150 141
Hyatt Hotels, 1.30%, 10/1/23  60 58
Hyundai Capital America, 0.80%, 1/8/24  (1) 150 142
Jaguar Land Rover Automotive, 7.75%, 10/15/25  (1) 200 181
Lowe's, 4.40%, 9/8/25  70 69
Marriott International, 3.125%, 2/15/23  100 100
Mercedes-Benz Finance North America, 5.375%, 11/26/25  (1) 200 201
Nissan Motor, 3.043%, 9/15/23  (1) 200 195
Nordstrom, 2.30%, 4/8/24  155 145
QVC, 4.85%, 4/1/24  150 141
Stellantis Finance U.S., 1.711%, 1/29/27  (1) 200 173
Volkswagen Group of America Finance, 3.95%, 6/6/25  (1) 200 194
2,135
Consumer Non-Cyclical 3.2%
Brunswick, 0.85%, 8/18/24  115 105
CD&R Smokey Buyer, 6.75%, 7/15/25  (1) 175 156
CSL Finance, 3.85%, 4/27/27  (1) 25 24
HCA, 5.25%, 4/15/25  200 199
Hikma Finance USA, 3.25%, 7/9/25  200 185
Kimberly-Clark de Mexico, 3.80%, 4/8/24  200 195
Legacy LifePoint Health, 6.75%, 4/15/25  (1) 170 155
Mondelez International Holdings Netherlands, 4.25%, 9/15/25  (1) 200 197
Performance Food Group, 6.875%, 5/1/25  (1) 95 95
Teva Pharmaceutical Finance Netherlands III, 6.00%, 4/15/24  200 197
1,508

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Electric 3.1%
AES, 3.30%, 7/15/25  (1) 100 94
Alexander Funding Trust, 1.841%, 11/15/23  (1) 200 188
DTE Energy, STEP, 4.22%, 11/1/24  65 64
Enel Finance International, 6.80%, 10/14/25  (1) 200 206
Engie Energia Chile, 4.50%, 1/29/25  200 192
NRG Energy, 3.75%, 6/15/24  (1) 150 145
Pacific Gas & Electric, 3.50%, 6/15/25  100 94
Southern, STEP, 4.475%, 8/1/24  125 123
Vistra Operations, 3.55%, 7/15/24  (1) 200 191
Vistra Operations, 5.125%, 5/13/25  (1) 150 147
1,444
Energy 3.0%
Aker BP, 3.00%, 1/15/25  (1) 150 142
Continental Resources, 3.80%, 6/1/24  50 49
Continental Resources, 4.50%, 4/15/23  100 100
Energy Transfer, 2.90%, 5/15/25  100 94
Energy Transfer, 4.90%, 2/1/24  60 60
Gray Oak Pipeline, 2.00%, 9/15/23  (1) 100 97
Leviathan Bond, 5.75%, 6/30/23  (1) 200 199
Southwestern Energy, 8.375%, 9/15/28  175 183
Targa Resources Partners, 6.50%, 7/15/27  45 45
Targa Resources Partners, 6.875%, 1/15/29  255 260
Thaioil Treasury Center, 3.625%, 1/23/23  200 200
1,429
Finance Companies 1.0%
AerCap Ireland Capital, 1.65%, 10/29/24  215 198
Avolon Holdings Funding, 3.95%, 7/1/24  (1) 100 95
Navient, 6.125%, 3/25/24  135 135
Navient, 7.25%, 9/25/23  27 27
455
Financial Other 0.8%
EMG SUKUK, 4.564%, 6/18/24  200 197
MAF Global Securities, 4.75%, 5/7/24  200 197
394
Industrial Other 0.4%
Bidvest Group U.K., 3.625%, 9/23/26  200 179
179
Insurance 1.4%
Athene Global Funding, 1.716%, 1/7/25  (1) 225 209
Brighthouse Financial Global Funding, 1.00%, 4/12/24  (1) 25 23
CNO Global Funding, 1.65%, 1/6/25  (1) 150 139
Humana, 1.35%, 2/3/27  70 60
Humana, 5.75%, 3/1/28  25 26
Jackson Financial, 1.125%, 11/22/23  120 115

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
UnitedHealth Group, 5.15%, 10/15/25  100 101
673
Owned No Guarantee 0.8%
Bank Negara Indonesia Persero, 3.75%, 3/30/26  200 182
Lamar Funding, 3.958%, 5/7/25  200 190
372
Real Estate Investment Trusts 0.7%
Park Intermediate Holdings, 7.50%, 6/1/25  (1) 95 96
Service Properties Trust, 7.50%, 9/15/25  175 169
Starwood Property Trust, 3.75%, 12/31/24  (1) 50 47
312
Technology 0.8%
CDW, 5.50%, 12/1/24  55 54
Equifax, 5.10%, 12/15/27  95 94
Microchip Technology, 0.972%, 2/15/24  125 118
Oracle, 5.80%, 11/10/25  45 46
Skyworks Solutions, 0.90%, 6/1/23  20 20
VMware, 0.60%, 8/15/23  70 68
400
Transportation 0.3%
Sydney Airport Finance, 3.90%, 3/22/23  (1) 150 149
149
Total Corporate Bonds (Cost $17,477) 16,611
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 2.9%
Government Sponsored 0.4%
MEGlobal Canada ULC, 5.00%, 5/18/25  200 196
196
Owned No Guarantee 2.5%
Axiata, 4.357%, 3/24/26  200 196
Ecopetrol, 5.875%, 9/18/23  200 199
Export-Import Bank of India, 3.875%, 3/12/24  200 196
Indian Oil, 4.75%, 1/16/24  (4) 200 198
Petroleos Mexicanos, 4.875%, 1/18/24  200 196
QNB Finance, 2.625%, 5/12/25  200 188
1,173
Total Foreign Government Obligations & Municipalities (Cost
$1,458) 1,369

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 0.2%
Michigan 0.2%
Detroit, Social Bonds, Series B, GO, 2.189%, 4/1/24  125 119
Total Municipal Securities (Cost $125) 119
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 15.8%
Collateralized Mortgage Obligations 7.3%
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A3, CMO, ARM
2.189%, 9/25/51  (1) 75 63
Bellemeade Re
Series 2022-1, Class M1B, CMO, ARM
SOFR30A + 2.15%, 5.671%, 1/26/32  (1) 300 284
CAFL Issuer
Series 2021-RTL1, Class A2, CMO, STEP
3.104%, 3/28/29  (1) 220 195
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65  (1) 20 19
Connecticut Avenue Securities Trust
Series 2021-R01, Class 1M2, CMO, ARM
SOFR30A + 1.55%, 5.071%, 10/25/41  (1) 200 192
Connecticut Avenue Securities Trust
Series 2022-R03, Class 1M1, CMO, ARM
SOFR30A + 2.10%, 5.621%, 3/25/42  (1) 118 117
Connecticut Avenue Securities Trust
Series 2022-R06, Class 1M1, CMO, ARM
SOFR30A + 2.75%, 6.271%, 5/25/42  (1) 79 79
Connecticut Avenue Securities Trust
Series 2022-R08, Class 1M1, CMO, ARM
SOFR30A + 2.55%, 6.071%, 7/25/42  (1) 66 65
Deephaven Residential Mortgage Trust
Series 2021-1, Class A3, CMO, ARM
1.128%, 5/25/65  (1) 31 27
Eagle
Series 2021-2, Class M1A, CMO, ARM
SOFR30A + 1.55%, 5.097%, 4/25/34  (1) 150 149
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, CMO, ARM
4.00%, 12/25/24  (1) 137 134
Flagstar Mortgage Trust
Series 2019-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.95%, 4.536%, 10/25/49  (1) 19 18

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.85%, 4.436%, 3/25/50  (1) 31 29
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.858%, 5/25/47  (1) 249 242
FWD Securitization Trust
Series 2020-INV1, Class M1, CMO, ARM
2.85%, 1/25/50  (1) 250 192
Hundred Acre Wood Trust
Series 2021-INV1, Class A9, CMO, ARM
2.50%, 7/25/51  (1) 127 109
Hundred Acre Wood Trust
Series 2021-INV2, Class A27, CMO, ARM
2.50%, 10/25/51  (1) 88 70
JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50  (1) 91 83
MFRA Trust
Series 2021-NQM2, Class A3, CMO, ARM
1.472%, 11/25/64  (1) 55 42
New Residential Mortgage Loan Trust
Series 2021-NQ1R, Class A3, CMO, ARM
1.198%, 7/25/55  (1) 64 51
OBX Trust
Series 2019-INV1, Class A3, CMO, ARM
4.50%, 11/25/48  (1) 35 34
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM
4.00%, 5/27/49  (1) 49 46
OBX Trust
Series 2021-NQM3, Class A2, CMO, ARM
1.26%, 7/25/61  (1) 75 55
Radnor RE
Series 2021-2, Class M1A, CMO, ARM
SOFR30A + 1.85%, 5.397%, 11/25/31  (1) 123 120
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A3, CMO, ARM
1.593%, 11/25/55  (1) 29 27
Starwood Mortgage Residential Trust
Series 2021-2, Class A3, CMO, ARM
1.431%, 5/25/65  (1) 92 85
Structured Agency Credit Risk Debt Notes
Series 2020-DNA2, Class M2, CMO, ARM
1M USD LIBOR + 1.85%, 5.866%, 2/25/50  (1) 90 89
Structured Agency Credit Risk Debt Notes
Series 2020-DNA5, Class M2, CMO, ARM
SOFR30A + 2.80%, 6.321%, 10/25/50  (1) 61 61

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Structured Agency Credit Risk Debt Notes
Series 2020-HQA1, Class M2, CMO, ARM
1M USD LIBOR + 1.90%, 5.916%, 1/25/50  (1) 25 25
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 5.171%, 1/25/34  (1) 83 81
Structured Agency Credit Risk Debt Notes
Series 2022-DNA6, Class M1A, CMO, ARM
SOFR30A + 2.15%, 5.671%, 9/25/42  (1) 51 51
Structured Agency Credit Risk Debt Notes
Series 2022-HQA3, Class M1A, CMO, ARM
SOFR30A + 2.30%, 5.821%, 8/25/42  (1) 58 57
Towd Point Mortgage Trust
Series 2016-5, Class A1, CMO, ARM
2.50%, 10/25/56  (1) 29 29
UWM Mortgage Trust
Series 2021-INV2, Class A15, CMO, ARM
2.50%, 9/25/51  (1) 199 157
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
2.642%, 11/25/59  (1) 10 9
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
3.10%, 11/25/59  (1) 129 122
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
2.724%, 1/25/60  (1) 89 84
Verus Securitization Trust
Series 2021-2, Class A3, CMO, ARM
1.545%, 2/25/66  (1) 170 138
3,430
Commercial Mortgage-Backed Securities 8.5%
Alen Mortgage Trust
Series 2021-ACEN, Class C, ARM
1M USD LIBOR + 2.25%, 6.125%, 4/15/34  (1) 100 89
Arbor Realty Commercial Real Estate Notes
Series 2021-FL3, Class A, ARM
1M USD LIBOR + 1.07%, 4.945%, 8/15/34  (1) 100 96
Arbor Realty Commercial Real Estate Notes
Series 2021-FL4, Class A, ARM
1M USD LIBOR + 1.35%, 5.225%, 11/15/36  (1) 115 111
BAMLL Commercial Mortgage Securities Trust
Series 2021-JACX, Class E, ARM
1M USD LIBOR + 3.75%, 7.625%, 9/15/38  (1) 100 89
BANK
Series 2019-BN23, Class A1
1.975%, 12/15/52  39 37

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
BBCMS Mortgage Trust
Series 2020-BID, Class A, ARM
1M USD LIBOR + 2.14%, 6.015%, 10/15/37  (1) 250 242
BSPRT Issuer
Series 2022-FL8, Class A, ARM
SOFR30A + 1.50%, 4.718%, 2/15/37  (1) 200 192
BX Commercial Mortgage Trust
Series 2019-IMC, Class A, ARM
1M USD LIBOR + 1.00%, 4.873%, 4/15/34  (1) 160 156
BX Commercial Mortgage Trust
Series 2019-IMC, Class D, ARM
1M USD LIBOR + 1.90%, 5.773%, 4/15/34  (1) 202 188
BX Trust
Series 2021-ARIA, Class C, ARM
1M USD LIBOR + 1.646%, 5.521%, 10/15/36  (1) 160 148
CD Mortgage Trust
Series 2016-CD1, Class B, ARM
3.077%, 8/10/49  100 86
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class B, ARM
3.635%, 5/10/35  (1) 150 140
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class AS
3.514%, 5/10/49  200 183
Cold Storage Trust
Series 2020-ICE5, Class C, ARM
1M USD LIBOR + 1.65%, 5.525%, 11/15/37  (1) 147 142
Commercial Mortgage Trust
Series 2013-300P, Class A1
4.353%, 8/10/30  (1) 146 142
Commercial Mortgage Trust
Series 2014-CR14, Class AM, ARM
4.526%, 2/10/47  75 73
Commercial Mortgage Trust
Series 2014-UBS2, Class B
4.701%, 3/10/47  105 101
Commercial Mortgage Trust
Series 2017-PANW, Class D, ARM
4.343%, 10/10/29  (1) 109 99
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A, ARM
3.673%, 9/10/35  (1) 170 157
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B
3.447%, 12/10/36  (1) 275 256
Great Wolf Trust
Series 2019-WOLF, Class E, ARM
1M USD LIBOR + 2.732%, 6.607%, 12/15/36  (1) 125 118

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
GS Mortgage Securities Trust
Series 2021-ROSS, Class C, ARM
1M USD LIBOR + 2.00%, 5.876%, 5/15/26  (1) 105 93
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class BFL, ARM
1M USD LIBOR + 1.50%, 5.347%, 7/5/33  (1) 59 54
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class B, ARM
1M USD LIBOR + 1.77%, 5.646%, 10/15/33  (1) 100 94
LSTAR Commercial Mortgage Trust
Series 2015-3, Class B, ARM
3.291%, 4/20/48  (1) 147 137
MF1
Series 2021-FL7, Class A, ARM
1M USD LIBOR + 1.08%, 5.019%, 10/16/36  (1) 115 110
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class AS
3.214%, 2/15/46  90 90
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class A5
3.741%, 8/15/47  39 38
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48  95 89
One Market Plaza Trust
Series 2017-1MKT, Class A
3.614%, 2/10/32  (1) 130 125
Shelter Growth CRE Issuer
Series 2021-FL3, Class A, ARM
1M USD LIBOR + 1.08%, 4.955%, 9/15/36  (1) 67 65
SLIDE
Series 2018-FUN, Class D, ARM
1M USD LIBOR + 2.10%, 5.975%, 6/15/31  (1) 228 221
3,961
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$8,051) 7,391
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 1.5%
U.S Government Obligation 1.5%
Government National Mortgage Assn.
3.50%, 5/20/47 - 11/20/47  495 466
4.50%, 6/20/51  234 232
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $679) 698

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 20.5%
U.S. Treasury Obligations 20.5%
U.S. Treasury Notes, 2.50%, 4/30/24  735 714
U.S. Treasury Notes, 3.00%, 6/30/24  1,000 976
U.S. Treasury Notes, 3.00%, 7/31/24  2,165 2,113
U.S. Treasury Notes, 3.00%, 7/15/25  (5) 3,225 3,132
U.S. Treasury Notes, 4.25%, 9/30/24  1,930 1,924
U.S. Treasury Notes, 4.375%, 10/31/24  760 760
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $9,808) 9,619
SHORT-TERM INVESTMENTS 5.3%
Commercial Paper 3.8%
4(2) 2.7%(6)
Crown Castle International, 5.085%, 1/17/23  250 248
Enel Finance America, 3.299%, 1/3/23  250 249
Harley Davidson, 4.66%, 12/5/22  250 250
International Flavors & Fragrances, 2.10%, 12/21/22  250 249
Targa Resources, 4.868%, 12/16/22  250 250
1,246
Non-4(2) 1.1%
Ovintiv, 4.863%, 12/19/22  250 250
Quanta Services, 4.712%, 12/6/22  250 250
500
1,746
Money Market Funds 1.5%
T. Rowe Price Government Reserve Fund, 3.86%  (7)(8) 720 720
720
Total Short-Term Investments (Cost $2,465) 2,466

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 3.86%  (7)(8) 185 185
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 185
Total Securities Lending Collateral (Cost $185) 185
Total Investments in Securities
100.5% of Net Assets
(Cost $49,334) $ 47,090
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$18,907 and represents 40.4% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) See Note 4 . All or a portion of this security is on loan at November 30, 2022.
(5) At November 30, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(6) Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $1,246 and represents 2.7% of net assets.
(7) Seven-day yield
(8) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.

T. ROWE PRICE Short Duration Income Fund

.
.
.
.
.
.
.
.
.
.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
GO General Obligation
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Short Duration Income Fund

(Amounts in 000s)
SWAPS 0.2%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.2%
Credit Default Swaps, Protection Bought 0.2%
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S10, 40 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
12/16/72 585 111 120 (9)
Total Bilateral Credit Default Swaps, Protection
Bought 120 (9)
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: AT&T, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/23 250 1 1 —
Total Bilateral Credit Default Swaps, Protection Sold 1 —
Total Bilateral Swaps 121 (9)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.0)%
Protection Bought (Relevant Credit: Markit
CDX.NA.HY-S39, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/27 480 (14) (12) (2)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (2)

T. ROWE PRICE Short Duration Income Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S39, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/27 690 9 7 2
Total Centrally Cleared Credit Default Swaps,
Protection Sold 2
Total Centrally Cleared Swaps —
Net payments (receipts) of variation margin to date (4)
Variation margin receivable (payable) on centrally cleared swaps $ (4)
* Credit ratings as of November 30, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $(3).

T. ROWE PRICE Short Duration Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 5 U.S. Treasury Notes five year contracts 3/23 (543) $ (3)
Short, 4 U.S. Treasury Notes ten year contracts 3/23 (454) (4)
Long, 48 U.S. Treasury Notes two year contracts 3/23 9,857 26
Short, 1 U.S. Ultra Treasury Notes ten year contracts 3/23 (120) (1)
Net payments (receipts) of variation margin to date (3)
Variation margin receivable (payable) on open futures contracts $ 15

T. ROWE PRICE Short Duration Income Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.86% $ — $ — $ 12++
Totals $ —# $ — $ 12+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
11/30/22
T. Rowe Price Government
Reserve Fund, 3.86% $ 942  ¤   ¤ $ 905
Total $ 905^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $12 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $905.

T. ROWE PRICE Short Duration Income Fund
November 30, 2022 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $49,334) $ 47,090
Interest receivable 321
Cash 236
Bilateral swap premiums paid 121
Receivable for shares sold 59
Due from affiliates 16
Variation margin receivable on futures contracts 15
Other assets 45
Total assets 47,903
Liabilities
Payable for investment securities purchased 638
Obligation to return securities lending collateral 185
Investment management fees payable 11
Unrealized loss on bilateral swaps 9
Variation margin payable on centrally cleared swaps 4
Payable for shares redeemed 3
Other liabilities 210
Total liabilities 1,060
NET ASSETS $ 46,843

T. ROWE PRICE Short Duration Income Fund
November 30, 2022 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (4,416)
Paid-in capital applicable to 5,102,779 shares of $0.01 par value capital stock outstanding; 6,000,000,000 shares authorized 51,259
NET ASSETS $ 46,843
NET ASSET VALUE PER SHARE
Investor Class
($29,197,966 / 3,180,242 shares outstanding) $ 9.18
I Class
($17,644,953 / 1,922,537 shares outstanding) $ 9.18

T. ROWE PRICE Short Duration Income Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Investment Income (Loss)
Income
    Interest $ 736
Dividend 12
Total income 748
Expenses
Investment management 68
Shareholder servicing
Investor Class $ 13
I Class 4 17
Prospectus and shareholder reports
Investor Class 12
I Class 2 14
Custody and accounting 94
Registration 26
Legal and audit 19
Miscellaneous 7
Waived / paid by Price Associates (159)
Total expenses 86
Net investment income 662

T. ROWE PRICE Short Duration Income Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (901)
Futures (349)
Swaps (51)
Net realized loss (1,301)
Change in net unrealized gain / loss
Securities (407)
Futures 26
Swaps (9)
Change in net unrealized gain / loss (390)
Net realized and unrealized gain / loss (1,691)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (1,029)

T. ROWE PRICE Short Duration Income Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Year
Ended
5/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 662 $ 901
Net realized loss (1,301) (897)
Change in net unrealized gain / loss (390) (1,949)
Decrease in net assets from operations (1,029) (1,945)
Distributions to shareholders
Net earnings
Investor Class (409) (824)
I Class (240) (120)
Decrease in net assets from distributions (649) (944)
Capital share transactions
*
Shares sold
Investor Class 4,384 27,835
I Class 5,350 23,019
Distributions reinvested
Investor Class 154 419
I Class 197 99
Shares redeemed
Investor Class (5,364) (37,684)
I Class (4,550) (5,612)
Increase in net assets from capital share
transactions 171 8,076

T. ROWE PRICE Short Duration Income Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Year
Ended
5/31/22
Net Assets
Increase (decrease) during period (1,507) 5,187
Beginning of period 48,350 43,163
End of period $ 46,843 $ 48,350
*Share information (000s)
Shares sold
Investor Class 472 2,797
I Class 579 2,362
Distributions reinvested
Investor Class 17 42
I Class 21 10
Shares redeemed
Investor Class (579) (3,837)
I Class (491) (583)
Increase in shares outstanding 19 791

T. ROWE PRICE Short Duration Income Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Short-Term Bond Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Short Duration Income Fund
(the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide income consistent with limited fluctuation in principal value and liquidity. The fund has two classes of shares: the Short Duration
Income Fund (Investor Class) and the Short Duration Income Fund–I Class (I Class).
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the Statement of Changes in
Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. Each class has exclusive voting rights on matters related solely to that class;
separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are

T. ROWE PRICE Short Duration Income Fund

recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Short Duration Income Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE Short Duration Income Fund

Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Short Duration Income Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2022, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 44,439 $ — $ 44,439
Short-Term Investments 720 1,746 — 2,466
Securities Lending Collateral 185 — — 185
Total Securities 905 46,185 — 47,090
Swaps* — 114 — 114
Futures Contracts* 26 — — 26
Total $ 931 $ 46,299 $ — $ 47,230
Liabilities
Swaps* $ — $ 2 $ — $ 2
Futures Contracts* 8 — — 8
Total $ 8 $ 2 $ — $ 10
1
Includes Asset-Backed Securities, Bank Loans, Corporate Bonds, Foreign Government
Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government
Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Short Duration Income Fund

use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2022, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 26
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps 114
*
Total $ 140
*
Liabilities
Interest rate derivatives Futures $ 8
Credit derivatives Centrally Cleared Swaps 2
Total $ 10
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Short Duration Income Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2022, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives)
may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also
($000s)
Location of Gain (Loss) on Statement of Operations
Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ (349) $ — $ (349)
Credit derivatives — (51) (51)
Total $ (349) $ (51) $ (400)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ 26 $ — $ 26
Credit derivatives — (9) (9)
Total $ 26 $ (9) $ 17

T. ROWE PRICE Short Duration Income Fund

require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs)
or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of November 30, 2022, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of November 30, 2022, securities valued at $102,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate

T. ROWE PRICE Short Duration Income Fund

and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended
November 30, 2022, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 21% and 28% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool;
or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily

T. ROWE PRICE Short Duration Income Fund

fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2022, the notional amount of protection sold by the fund totaled $940,000 (2.0% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2022, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and 5% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

T. ROWE PRICE Short Duration Income Fund

Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or
“junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan obligations
(CLOs) which are entities backed by a diversified pool of syndicated bank loans.
The cash flows of the CLO can be split into multiple segments, called “tranches” or
“classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches.
Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The
fund enters into to-be-announced (TBA) purchase or sale commitments (collectively,
TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With
TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including

T. ROWE PRICE Short Duration Income Fund

rate and mortgage term, and be within industry-accepted “good delivery” standards.
The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling”
the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the fund has entered into Master Securities Forward
Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of November 30, 2022, no collateral was pledged by the fund or counterparties for MSFTA Transactions.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be
“covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to

T. ROWE PRICE Short Duration Income Fund

hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including London Interbank Offered Rate (LIBOR). Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates (IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023.
There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined.
The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund's performance.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering

T. ROWE PRICE Short Duration Income Fund

its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2022, the value of loaned securities was
$179,000; the value of cash collateral and related investments was $185,000.
Other  Purchases and sales of portfolio securities other than short-term and U.S.
government securities aggregated $5,060,000 and $8,454,000, respectively, for the six months ended November 30, 2022. Purchases and sales of U.S. government securities aggregated $17,200,000 and $15,696,000, respectively, for the six months ended
November 30, 2022.
NOTE 5 - FEDERAL INCOME TAXES
No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue
Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At November 30, 2022, the cost of investments (including derivatives, if any) for federal income tax purposes was $49,450,000. Net unrealized loss aggregated $2,252,000 at period-end, of which $57,000 related to appreciated investments and $2,309,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group).  Price Associates
has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.The investment

T. ROWE PRICE Short Duration Income Fund

management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee is determined by applying a group fee rate to the fund’s average daily net assets. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of
$845 billion. At November 30, 2022, the effective annual group fee rate was 0.29%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended November 30, 2022 as indicated in the table below and remain subject to repayment by the fund. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $586,000 remain subject to repayment by the fund at November 30, 2022. Any repayment of expenses

T. ROWE PRICE Short Duration Income Fund

previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended
November 30, 2022, expenses incurred pursuant to these service agreements were
$50,000 for Price Associates and $13,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of November 30, 2022, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,975,000 shares of the Investor Class, representing 62% of the Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended
November 30, 2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Investor Class I Class
Expense limitation/I Class Limit 0.40% 0.01%
Expense limitation date 09/30/23 09/30/23
(Waived)/repaid during the period ($000s) $(101) $(58)

T. ROWE PRICE Short Duration Income Fund

NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Short Duration Income Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Short Duration Income Fund

APPROVAL OF SUBADVISORY AGREEMENT
At a meeting held on July 25, 2022 (Meeting), the fund’s Board of Directors (Board)
considered the initial approval of an investment subadvisory agreement (Subadvisory
Contract) that T. Rowe Price Associates, Inc. (Adviser), entered into with T. Rowe Price
International Ltd (Subadviser) on behalf of the fund. The Subadvisory Contract authorizes the Subadviser to have investment discretion with respect to all or a portion of the fund’s portfolio. The Board noted that the Subadvisory Contract will be substantially similar to other subadvisory agreements that are in place for other T. Rowe Price funds that delegate investment management responsibilities to affiliated investment advisers and that the Adviser will retain oversight responsibilities with respect to the fund. The Board also noted that the new subadvisory arrangement will not change the total advisory fees paid by the fund. However, under the Subadvisory Contract, the Adviser may pay the
Subadviser up to 60% of the advisory fees that the Adviser receives from the fund.
At the Meeting, the Board reviewed materials relevant to its consideration of the proposed Subadvisory Contract. Each year, the Board considers the continuation of the investment management agreement (Advisory Contract) between the fund and the
Adviser. The fund’s Advisory Contract was most recently approved by the Board at a meeting held on March 7–8, 2022 (March Meeting). A discussion of the basis for the
Board’s approval of the Advisory Contract is included in the fund’s annual shareholder report for the period ended May 31, 2022. The factors considered by the Board at the Meeting in connection with approval of the proposed Subadvisory Contract were substantially similar to the factors considered at the March Meeting in connection with the approval to continue the Advisory Contract. The independent directors were assisted in their evaluation of the Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
Following discussion at the Meeting, the Board, including all of the fund’s independent directors, approved the Subadvisory Contract between the Adviser and Subadviser on behalf of the fund. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the Subadvisory Contract effective September 1, 2022.

T. ROWE PRICE Short Duration Income Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Short Duration Income Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
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RETIREMENT
IRAs: Traditional, Roth,
Rollover/Transfer, or
Brokerage
Small Business Plans
help minimize taxes,
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T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202301-2568428
F1305-051 1/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Short-Term Bond Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2023